SCHEDULE OF WARRANT ACTIVITY (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants Exercisable, Balance	1,178,131,812	4,694,955
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants Outstanding, Beginning Balance	15,002,388,203	8,379,177	3,483,403
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 0.0011	$ 1.43	$ 3.63
Weighted Average Remaining Life in Years Outstanding, Beginning balance	4 years 10 months 24 days
Aggregate Intrinsic Value, Outstanding, Beginning balance	$ 95,965,883
Number of Warrants Outstanding, Granted/Issued		15,227,346,970	6,162,301
Weighted Average Exercise Price Outstanding, Granted		$ 0.0007	$ 0.44
Aggregate intrinsic value, Granted
Number of Warrants Outstanding, Exercised	(494,604,977)	(231,677,703)
Weighted Average Exercise Price Outstanding, Exercised	$ 0.001	$ 0.001
Number of Warrants Outstanding, Forfeited	(395,000)		(1,266,527)
Weighted Average Exercise Price Outstanding, Forfeited	$ 4.22		$ 5.41
Number of Warrants Outstanding, Ending Balance	14,507,388,226	15,002,388,203	8,379,177
Weighted Average Exercise Price Outstanding, Ending Balance	$ 0.001	$ 0.0011	$ 1.43
Weighted Average Remaining Life In Years Outstanding	4 years 4 months 24 days	2 years 10 months 24 days
Aggregate Intrinsic Value, Outstanding, Ending balance	$ 87,725,815	$ 95,965,883
Number of Warrants Exercisable, Balance	14,507,388,226	15,002,388,203
Weighted Average Exercise Price Exercisable, Balance	$ 0.001	$ 0.0011
Weighted Average Remaining Life In Years Exercisable	4 years 4 months 24 days	2 years 10 months 24 days
Aggregate Intrinsic Value, Exercisable	$ 87,725,815	$ 95,965,883
Number of Warrants Outstanding, Expired		(1,660,241)
Weighted Average Exercise Price Outstanding, Expired		$ 2.14
Aggregate Intrinsic Value, Outstanding	$ 87,725,815	$ 95,965,883
Weighted Average Exercise Price Exercisable, Balance	$ 0.001	$ 0.0011
Aggregate Intrinsic Value, Exercisable	$ 87,725,815	$ 95,965,883